Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Balance Sheets
ASSETS
Liabilities
Accrued Expenses	2,702	1,438
Due to Parent	10,084	8,646
Total Liabilities	12,786	10,084
Stockholder's Deficit
Preferred Stock: $.001 Par; 20,000,000 Shares Authorized, -0- Issued and Outstanding
Common Stock: $.001 Par; 100,000,000 Shares Authorized; 5,000,000 Issued and Outstanding	5,000	5,000
Additional Paid-In-Capital	1,271	1,271
Deficit Accumulated During Development Stage	(19,057)	(16,355)
Total Stockholder's Deficit	(12,786)	(10,084)
Total Liabilities and Stockholder's Deficit